Share-Based Compensation (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 04, 2021 USD ($) shares $ / shares	Aug. 18, 2022 USD ($) shares	Apr. 23, 2020 USD ($) shares $ / shares	Mar. 31, 2014	Jun. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement						39,286	8,992	0
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted | $						$ 2,970	$ 1,392	$ 1,819
Employees and directors [Member] | 2003 Israeli Share Option Plan ("Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period						5-10 years
Description of vesting requirements for share-based payment arrangement						3-4 years
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance stock options						806,910
Shares available for future grant						145,131
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period				5-10 years
Description of vesting requirements for share-based payment arrangement				1-4 years
Employees and directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted, exercise price | $ / shares	$ 37.52
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement					292,203
Fair value of options | $					$ 2,314
Directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement					39,286
Options granted, exercise price | $ / shares					$ 14.42
Fair value of options | $					$ 498
Directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	34,013		182,055
Options granted, exercise price | $ / shares			$ 12.25
Fair value of options | $	$ 663		$ 1,819
Directors [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	5,669
Fair value of options | $	$ 196
Directors and CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement					151,786
Fair value of options | $					$ 1,171
Directors and CEO [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement					39,286
Fair value of options | $					$ 498
Employees [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	19,958
Fair value of options | $	$ 417
Employees [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	3,324
Fair value of options | $	$ 116
Chairman [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		28,572
Fair value of options | $		$ 284